Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Consolidated Capital

Consolidated capital

As at December 31,	2018	2017
Total equity	$47,151	$42,163
Adjusted for AOCI loss on cash flow hedges	(127)	(109)
Total equity excluding AOCI on cash flow hedges	47,278	42,272
Qualifying capital instruments	8,732	8,387
Consolidated capital	$56,010	$50,659